Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	1	24
Foreign	6	7
Total current provision	7	31
Deferred
Federal	(7,917)	0
State	(2,627)	0
Total deferred benefit	(10,544)	0
Total provision (benefit)	$ (10,537)	$ 31